GMO Global Equity Allocation Fund Expense Example - GMO Global Equity Allocation Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	$ 891